united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23602

Humankind Benefit Corporation
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

HSC Agent Services, Inc.
245 W Chase Street, Baltimore, MD 21217
(Name and address of agent for service)

Registrant’s telephone number, including area code:	646-838-4352

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Humankind US Stock ETF - Fund (HKND)

(HKND) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$5	0.11%

How did the Fund perform during the reporting period?

The equity markets continued to rally during the first half of 2024, with the S&P 500 benchmark up 15.29% through June 30th. Enthusiasm over developments in AI remained a major theme driving the market rally. Speculation about the timing of interest rate cuts by the Federal Reserve was also a major factor in market performance, as other global central banks have already started cutting rates in response to lower inflation and signs of slowing economic growth. Overall, equity markets seem to be expressing confidence in a global soft landing. During the first half of 2024, the fund returned 7.33% based on its market price, compared to 14.35% for the benchmark S&P 1500 Index. This divergence can be attributed to continued outperformance by companies in the technology sector, especially the large capitalization companies that constitute the Magnificent Seven, which has expanded to account for over 30% of the capitalization of the S&P 500 as of June 30, 2024. The Bloomberg Magnificent 7 Total Return Index was up 36.97% during this period. Sector performance in the fund was mostly determined by respective sector weights. The healthcare sector contributed 2.23% to performance due to its 34.76% weighting on a tepid return of 6.50%. Both the communication services sector and the information technology sector, which posted more robust returns of 17.94% and 13.57% respectively, contributed 1.59% and 1.52% to the fund’s performance. While four sectors (industrials, real estate, utilities and energy) had negative performance during the first half of the year, the funds low weightings in those sectors resulted in a minimal effect on performance. Focusing on the individual company level, the top five contributing companies were Alphabet, Eli Lilly, Microsoft, Procter & Gamble, and Ecolab with estimated return contributions of 1.20%, 1.08%, .65%, .53% and .37% respectively. The five largest detractors from performance were Mosaic, Archer-Daniels-Midland, Bristol-Meyers, Walgreens and AGCO with estimated return contributions of -.31%, -.24%, -.18%, -.16% and -.12% respectively.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Humankind U.S. Stock ETF - NAV
S&P Composite 1500® Index
Humankind US Equity Index
$15,000
$10,000
$5,000
$0
$14,536
$13,233
$13,194
02/23/21
06/30/21
06/30/22
06/30/23
06/30/24

	Humankind U.S. Stock ETF - NAV	S&P Composite 1500® Index	Humankind US Equity Index
02/23/21	$10,000	$10,000	$10,000
06/30/21	$11,033	$11,091	$11,039
06/30/22	$10,494	$9,869	$10,502
06/30/23	$11,706	$11,768	$11,728
06/30/24	$13,194	$14,536	$13,233

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (February 23, 2021)
Humankind U.S. Stock ETF - NAV	7.33%	12.71%	8.63%
Humankind U.S. Stock ETF - Market Price	7.33%	12.68%	8.60%
Humankind US Equity Index	7.39%	12.84%	8.73%
S&P Composite 1500® Index	14.35%	23.52%	11.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$140,316,433
  Number of Portfolio Holdings1,006
  Advisory Fee $75,349
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Partnership Shares	0.1%
Reit	0.9%
Right	0.0%
Short Term Investments - Other	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
38.0%
Consumer Staples
14.6%
Technology
13.1%
Communications
8.5%
Financials
7.7%
Materials
6.8%
Industrials
5.6%
Consumer Discretionary
3.4%
Real Estate
1.1%
Utilities
0.6%
Energy
0.4%
Banks Savings-Deposit Account
0.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Banks Savings-Deposit Account	0.1%
Energy	0.4%
Utilities	0.6%
Real Estate	1.1%
Consumer Discretionary	3.4%
Industrials	5.6%
Materials	6.8%
Financials	7.7%
Communications	8.5%
Technology	13.1%
Consumer Staples	14.6%
Health Care	38.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.2%
Procter & Gamble Company (The)	4.0%
Microsoft Corporation	2.6%
Eli Lilly & Company	2.5%
Apple, Inc.	2.5%
Johnson & Johnson	2.0%
AbbVie, Inc.	2.0%
Deere & Company	1.8%
Merck & Company, Inc.	1.7%
Mosaic Company (The)	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Humankind US Stock ETF - Fund (HKND)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.humankindfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HKND

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

HKND

Semi-Annual Financial Statements

June 30, 2024

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.1%
1,559	Interpublic Group of Companies, Inc.	$45,351
704	Omnicom Group, Inc.	63,149
2,044	Stagwell, Inc.(a)	13,940
55	Trade Desk, Inc. (The), Class A(a)	5,372
		127,812
	ASSET MANAGEMENT - 0.6%
114	Affiliated Managers Group, Inc.	17,810
229	Ameriprise Financial, Inc.	97,826
316	Apollo Global Management, Inc.	37,310
134	Ares Management Corporation, CLASS A	17,860
172	Artisan Partners Asset Management, Inc., Class A	7,098
175	BlackRock, Inc.	137,781
914	Carlyle Group, Inc.	36,697
1,302	Charles Schwab Corporation	95,944
64	Cohen & Steers, Inc.	4,644
237	F&G Annuities & Life, Inc.	9,018
335	Federated Hermes, Inc.	11,015
2,261	Franklin Resources, Inc.	50,533
2,945	Invesco Ltd.	44,057
190	LPL Financial Holdings, Inc.	53,067
414	OmniAb, Inc.(a)	1,553
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	166
560	Raymond James Financial, Inc.	69,222
135	StepStone Group, Inc., Class A	6,195
407	Stifel Financial Corporation	34,249
483	T Rowe Price Group, Inc.	55,695
569	TPG, Inc.	23,585
124	Victory Capital Holdings, Inc.	5,919
		817,244
	AUTOMOTIVE - 0.2%
73	Dorman Products, Inc.(a)	6,678
1,348	Goodyear Tire & Rubber Company(a)	15,300
1,222	Tesla, Inc.(a)	241,809
		263,787

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.8%
139	Ameris Bancorp	$6,999
404	Associated Banc-Corporation	8,545
18,609	Bank of America Corporation	740,080
185	Bank OZK	7,585
270	BankUnited, Inc.	7,903
142	BOK Financial Corporation	13,013
288	Cadence Bank	8,145
150	Cathay General Bancorp	5,658
8,931	Citigroup, Inc.	566,761
1,368	Citizens Financial Group, Inc.	49,289
218	Columbia Banking System, Inc.	4,336
422	Comerica, Inc.	21,539
175	Commerce Bancshares, Inc.	9,761
99	Cullen/Frost Bankers, Inc.	10,061
197	East West Bancorp, Inc.	14,426
1,525	Fifth Third Bancorp	55,647
9	First Citizens BancShares, Inc., Class A	15,152
253	First Hawaiian, Inc.	5,252
1,267	First Horizon Corporation	19,981
688	FNB Corporation	9,412
383	Fulton Financial Corporation	6,503
144	Glacier Bancorp, Inc.	5,374
188	Hancock Whitney Corporation	8,992
347	Hilltop Holdings, Inc.	10,854
240	Home BancShares, Inc.	5,750
2,784	Huntington Bancshares, Inc.	36,693
4,824	JPMorgan Chase & Company	975,702
3,231	KeyCorporation	45,912
296	M&T Bank Corporation	44,803
3,436	New York Community Bancorp, Inc.	11,064
418	Old National Bancorp	7,185
120	Pinnacle Financial Partners, Inc.	9,605
861	PNC Financial Services Group, Inc.	133,868
132	Prosperity Bancshares, Inc.	8,070

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.8% (Continued)
2,248	Regions Financial Corporation	$45,050
348	Simmons First National Corporation, Class A	6,118
102	SouthState Corporation	7,795
382	Synovus Financial Corporation	15,353
128	Texas Capital Bancshares, Inc.(a)	7,826
3,481	Truist Financial Corporation	135,237
106	UMB Financial Corporation	8,843
208	United Bankshares, Inc.	6,748
189	United Community Banks, Inc.	4,812
4,069	US Bancorp	161,539
1,394	Valley National Bancorp	9,730
157	WaFd, Inc.	4,487
230	Webster Financial Corporation	10,026
9,567	Wells Fargo & Company	568,184
211	Western Alliance Bancorp	13,255
119	Wintrust Financial Corporation	11,729
105	WSFS Financial Corporation	4,935
459	Zions Bancorp NA	19,907
		3,931,494
	BEVERAGES - 0.4%
258	Coca-Cola Company	16,422
1,456	Keurig Dr Pepper, Inc.	48,630
3,130	PepsiCo, Inc.	516,231
		581,283
	BIOTECH & PHARMA - 16.9%
359	4D Molecular Therapeutics, Inc.(a)	7,535
618	89bio, Inc.(a)	4,950
16,299	AbbVie, Inc.	2,795,605
780	Absci Corporation(a)	2,402
1,747	ACADIA Pharmaceuticals, Inc.(a)	28,389
1,248	ADMA Biologics, Inc.(a)	13,953
185	Aerovate Therapeutics, Inc.(a)	307
358	Agios Pharmaceuticals, Inc.(a)	15,437
453	Akero Therapeutics, Inc.(a)	10,627

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
862	Alector, Inc.(a)	$3,913
916	Alnylam Pharmaceuticals, Inc.(a)	222,588
409	Altimmune, Inc.(a)	2,720
382	ALX Oncology Holdings, Inc.(a)	2,304
4,847	Amgen, Inc.	1,514,445
2,537	Amicus Therapeutics, Inc.(a)	25,167
6,044	Amneal Pharmaceuticals, Inc.(a)	38,379
487	Amphastar Pharmaceuticals, Inc.(a)	19,480
206	AnaptysBio, Inc.(a)	5,162
211	ANI Pharmaceuticals, Inc.(a)	13,436
832	Apellis Pharmaceuticals, Inc.(a)	31,916
372	Apogee Therapeutics, Inc.(a)	14,638
804	Applied Therapeutics, Inc.(a)	3,755
879	Arbutus Biopharma Corporation(a)	2,716
290	Arcellx, Inc.(a)	16,005
187	Arcturus Therapeutics Holdings, Inc.(a)	4,553
401	Arcus Biosciences, Inc.(a)	6,107
603	Arcutis Biotherapeutics, Inc.(a)	5,608
1,766	Ardelyx, Inc.(a)	13,086
906	Arrowhead Pharmaceuticals, Inc.(a)	23,547
469	Arvinas, Inc.(a)	12,485
357	Astria Therapeutics, Inc.(a)	3,249
514	Avidity Biosciences, Inc.(a)	20,997
298	Axsome Therapeutics, Inc.(a)	23,989
475	Beam Therapeutics, Inc.(a)	11,129
1,378	BioCryst Pharmaceuticals, Inc.(a)	8,516
1,904	Biogen, Inc.(a)	441,385
598	Biohaven Ltd.(a)	20,757
1,750	BioMarin Pharmaceutical, Inc.(a)	144,078
466	Blueprint Medicines Corporation(a)	50,225
1,104	Bridgebio Pharma, Inc.(a)	27,964
29,170	Bristol-Myers Squibb Company	1,211,430
288	Cabaletta Bio, Inc.(a)	2,154

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
251	Cargo Therapeutics, Inc.(a)	$4,121
276	Cassava Sciences, Inc.(a)	3,409
833	Catalyst Pharmaceuticals, Inc.(a)	12,903
454	Celldex Therapeutics, Inc.(a)	16,803
969	Cerevel Therapeutics Holdings, Inc.(a)	39,622
472	CG oncology, Inc.(a)	14,901
622	Cogent Biosciences, Inc.(a)	5,243
424	Collegium Pharmaceutical, Inc.(a)	13,653
829	Corcept Therapeutics, Inc.(a)	26,934
492	Crinetics Pharmaceuticals, Inc.(a)	22,037
348	Cullinan Oncology, Inc.(a)	6,069
609	Cytek Biosciences Inc(a)	3,398
750	Cytokinetics, Inc.(a)	40,635
564	Day One Biopharmaceuticals, Inc.(a)	7,772
873	Denali Therapeutics, Inc.(a)	20,271
169	Dianthus Therapeutics, Inc.(a)	4,374
143	Disc Medicine, Inc.(a)	6,445
1,376	Dynavax Technologies Corporation(a)	15,453
477	Dyne Therapeutics, Inc.(a)	16,833
717	Edgewise Therapeutics, Inc.(a)	12,913
3,847	Eli Lilly & Company	3,482,997
316	Enliven Therapeutics, Inc.(a)	7,385
489	Evolus, Inc.(a)	5,306
3,056	Exelixis, Inc.(a)	68,668
372	EyePoint Pharmaceuticals, Inc.(a)	3,237
3,841	Geron Corporation(a)	16,286
14,637	Gilead Sciences, Inc.	1,004,245
206	GRAIL, Inc.(a)	3,161
1,062	Guardant Health, Inc.(a)	30,671
942	Halozyme Therapeutics, Inc.(a)	49,323
528	Harmony Biosciences Holdings, Inc.(a)	15,930
274	HilleVax, Inc.(a)	3,962
499	Ideaya Biosciences, Inc.(a)	17,520
4,460	ImmunityBio, Inc.(a)	28,187

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
439	Immunome, Inc.(a)	$5,312
348	Immunovant, Inc.(a)	9,187
2,242	Incyte Corporation(a)	135,910
84	Inhibrx Biosciences, Inc.(a)	1,190
781	Innoviva, Inc.(a)	12,809
1,102	Insmed, Inc.(a)	73,834
561	Intellia Therapeutics, Inc.(a)	12,555
735	Intra-Cellular Therapies, Inc.(a)	50,340
1,442	Ionis Pharmaceuticals, Inc.(a)	68,726
2,304	Iovance Biotherapeutics, Inc.(a)	18,478
2,460	Ironwood Pharmaceuticals, Inc.(a)	16,039
379	Janux Therapeutics, Inc.(a)	15,876
19,240	Johnson & Johnson	2,812,119
263	Keros Therapeutics, Inc.(a)	12,019
180	Krystal Biotech, Inc.(a)	33,055
443	Kura Oncology, Inc.(a)	9,121
451	Kymera Therapeutics, Inc.(a)	13,462
182	Ligand Pharmaceuticals, Inc.(a)	15,335
490	Liquidia Technologies, Inc.(a)	5,880
261	Longboard Pharmaceuticals, Inc.(a)	7,055
1,431	Lyell Immunopharma, Inc.(a)	2,075
1,632	MacroGenics, Inc.(a)	6,936
128	Madrigal Pharmaceuticals, Inc.(a)	35,861
1,947	MannKind Corporation(a)	10,163
2,057	Maravai LifeSciences Holdings, Inc.(a)	14,728
19,313	Merck & Company, Inc.	2,390,950
527	Mind Medicine MindMed, Inc.(a)	3,800
353	Mineralys Therapeutics, Inc.(a)	4,130
326	Mirum Pharmaceuticals, Inc.(a)	11,146
3,583	Moderna, Inc.(a)	425,481
347	Morphic Holding, Inc.(a)	11,822
765	Neumora Therapeutics, Inc.(a)	7,520
793	Neurocrine Biosciences, Inc.(a)	109,172
1,349	Novavax, Inc., Class A(a)	17,078

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
343	Nurix Therapeutics, Inc.(a)	$7,158
394	Nuvalent, Inc.(a)	29,889
1,293	Nuvation Bio, Inc.(a)	3,776
991	Ocular Therapeutix, Inc.(a)	6,779
382	Olema Pharmaceuticals, Inc.(a)	4,133
7,159	Organon & Company	148,191
388	ORIC Pharmaceuticals, Inc.(a)	2,743
583	Pacira BioSciences, Inc.(a)	16,680
77,944	Pfizer, Inc.	2,180,873
340	Phathom Pharmaceuticals, Inc.(a)	3,502
362	Pliant Therapeutics, Inc.(a)	3,892
122	Praxis Precision Medicines, Inc.(a)	5,046
226	Prestige Consumer Healthcare, Inc.(a)	15,560
500	Prime Medicine, Inc.(a)	2,570
329	Protagonist Therapeutics, Inc.(a)	11,400
690	PTC Therapeutics, Inc.(a)	21,100
1,366	Recursion Pharmaceuticals, Inc., CLASS A(a)	10,245
913	Regeneron Pharmaceuticals, Inc.(a)	959,591
536	REGENXBIO, Inc.(a)	6,271
815	Relay Therapeutics, Inc.(a)	5,314
1,050	REVOLUTION Medicines, Inc.(a)	40,751
391	Rhythm Pharmaceuticals, Inc.(a)	16,054
583	Rocket Pharmaceuticals, Inc.(a)	12,552
5,417	Royalty Pharma plc, Class A	142,846
722	Sage Therapeutics, Inc.(a)	7,841
1,546	Sana Biotechnology, Inc.(a)	8,441
694	Sarepta Therapeutics, Inc.(a)	109,652
946	Savara, Inc.(a)	3,812
650	Scholar Rock Holding Corporation(a)	5,415
306	Scilex Holding Company(a)	591
724	SIGA Technologies, Inc.	5,495
633	Silverback Therapeutics, Inc.(a)	5,387
480	SpringWorks Therapeutics, Inc.(a)	18,082
206	Spyre Therapeutics, Inc.(a)	4,843

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
278	Stoke Therapeutics, Inc.(a)	$3,756
5,244	Summit Therapeutics, Inc.(a)	40,903
714	Supernus Pharmaceuticals, Inc.(a)	19,100
623	Syndax Pharmaceuticals, Inc.(a)	12,790
702	Tango Therapeutics, Inc.(a)	6,023
250	Tarsus Pharmaceuticals, Inc.(a)	6,795
1,024	TG Therapeutics, Inc.(a)	18,217
1,059	Travere Therapeutics, Inc.(a)	8,705
375	Twist Bioscience Corporation(a)	18,480
333	Tyra Biosciences, Inc.(a)	5,325
622	Ultragenyx Pharmaceutical, Inc.(a)	25,564
384	United Therapeutics Corporation(a)	122,323
632	Vaxcyte, Inc.(a)	47,722
378	Vera Therapeutics, Inc.(a)	13,676
1,939	Vertex Pharmaceuticals, Inc.(a)	908,849
31,069	Viatris, Inc.	330,264
782	Viking Therapeutics, Inc.(a)	41,454
2,108	Vir Biotechnology, Inc.(a)	18,761
430	Viridian Therapeutics, Inc.(a)	5,594
541	Xencor, Inc.(a)	10,241
372	Y-mAbs Therapeutics, Inc.(a)	4,494
446	Zentalis Pharmaceuticals, Inc.(a)	1,824
676	Zymeworks, Inc.(a)	5,753
		23,740,006
	CABLE & SATELLITE - 1.0%
31	Cable One, Inc.	10,974
964	Charter Communications, Inc., Class A(a)	288,198
24,021	Comcast Corporation, Class A	940,662
869	Liberty Broadband Corporation - Series A(a)	47,447
3,452	Liberty Latin America Ltd., C(a)	33,208
12,629	Sirius XM Holdings, Inc.	35,740
		1,356,229
	CHEMICALS - 6.6%
452	AdvanSix, Inc.	10,360

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 6.6% (Continued)
102	Air Products and Chemicals, Inc.	$26,321
91	Albemarle Corporation	8,692
169	Ashland, Inc.	15,969
352	Axalta Coating Systems Ltd.(a)	12,028
53	Cabot Corporation	4,870
119	Celanese Corporation	16,052
17,666	CF Industries Holdings, Inc.	1,309,404
411	Chemours Company (The)	9,276
34,183	Corteva, Inc.	1,843,831
1,296	CVR Partners, L.P.	98,055
5,026	Dow, Inc.	266,629
5,435	DuPont de Nemours, Inc.	437,463
156	Eastman Chemical Company	15,283
5,342	Ecolab, Inc.	1,271,396
676	Element Solutions, Inc.	18,333
16,889	FMC Corporation	971,962
438	Hawkins, Inc.	39,858
2,178	Huntsman Corporation	49,593
201	Ingevity Corporation(a)	8,786
88	Innospec, Inc.	10,876
859	International Flavors & Fragrances, Inc.	81,785
11,645	LSB Industries, Inc.(a)	95,256
81,411	Mosaic Company (The)	2,352,778
359	PPG Industries, Inc.	45,195
58	Quaker Chemical Corporation	9,843
57	Rogers Corporation(a)	6,875
159	Sensient Technologies Corporation	11,796
195	Sherwin-Williams Company (The)	58,194
522	Westlake Corporation	75,596
		9,182,355
	COMMERCIAL SUPPORT SERVICES - 0.6%
743	ABM Industries, Inc.	37,573
3,488	ADT, Inc.	26,509
8,786	Advantage Solutions, Inc.(a)	28,291

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
3,110	Alight, Inc., Class A(a)	$22,952
406	AMN Healthcare Services, Inc.(a)	20,799
178	ASGN, Inc.(a)	15,694
208	Barrett Business Services, Inc.	6,816
176	Brady Corporation, Class A	11,619
214	Brink’s Company (The)	21,914
78	CBIZ, Inc.(a)	5,780
73	Cintas Corporation	51,119
80	Clean Harbors, Inc.(a)	18,092
42	CorVel Corporation(a)	10,679
28	CRA International, Inc.	4,822
741	Cross Country Healthcare, Inc.(a)	10,255
110	FTI Consulting, Inc.(a)	23,708
274	H&R Block, Inc.	14,859
155	Heidrick & Struggles International, Inc.	4,895
101	Huron Consulting Group, Inc.(a)	9,949
422	Insperity, Inc.	38,491
1,436	Kelly Services, Inc., Class A	30,745
161	Kforce, Inc.	10,003
212	Korn Ferry	14,234
1,831	ManpowerGroup, Inc.	127,804
273	Republic Services, Inc.	53,055
613	Robert Half, Inc.	39,220
451	Stericycle, Inc.(a)	26,217
304	TriNet Group, Inc.	30,400
72	UniFirst Corporation	12,350
368	Waste Management, Inc.	78,509
		807,353
	CONSTRUCTION MATERIALS - 0.1%
186	Advanced Drainage Systems, Inc.	29,833
85	Carlisle Companies, Inc.	34,443
116	Knife River Corporation(a)	8,136
		72,412

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONSUMER SERVICES - 0.0%(b)
286	Service Corp International	$20,343
377	Upbound Group, Inc.	11,574
		31,917
	CONTAINERS & PACKAGING - 0.1%
138	AptarGroup, Inc.	19,432
1,291	Berry Global Group, Inc.	75,975
518	Sealed Air Corporation	18,021
72	UFP Technologies, Inc.(a)	18,999
		132,427
	DATA CENTER REIT - 0.0%(b)
179	Digital Realty Trust, Inc.	27,217
41	Equinix, Inc.	31,021
		58,238
	DIVERSIFIED INDUSTRIALS - 0.1%
780	3M Company	79,708
96	Dover Corporation	17,323
416	Emerson Electric Company	45,827
152	Illinois Tool Works, Inc.	36,018
44	ITT, Inc.	5,684
		184,560
	E-COMMERCE DISCRETIONARY - 0.7%
4,504	Amazon.com, Inc.(a)	870,398
2,218	Chewy, Inc.(a)	60,418
1,397	eBay, Inc.	75,047
		1,005,863
	ELECTRICAL EQUIPMENT - 0.3%
159	A O Smith Corporation	13,003
250	Acuity Brands, Inc.	60,359
51	Advanced Energy Industries, Inc.	5,547
94	AMETEK, Inc.	15,671
1,002	Amphenol Corporation, Class A	67,504
258	API Group Corporation(a)	9,709
98	Carrier Global Corporation	6,182
183	Fortive Corporation	13,560

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.3% (Continued)
101	Generac Holdings, Inc.(a)	$13,354
33	Hubbell, Inc.	12,061
46	Itron, Inc.(a)	4,552
89	Keysight Technologies, Inc.(a)	12,171
337	Kimball Electronics, Inc.(a)	7,407
39	Littelfuse, Inc.	9,968
161	NEXTracker, Inc.(a)	7,548
370	Novanta, Inc.(a)	60,351
261	Otis Worldwide Corporation	25,124
106	Rockwell Automation, Inc.	29,180
255	Trimble, Inc.(a)	14,260
164	Vertiv Holdings Company	14,197
229	Vontier Corporation	8,748
161	Watts Water Technologies, Inc., Class A	29,523
		439,979
	ENGINEERING & CONSTRUCTION - 0.4%
1,227	AECOM	108,148
26	Comfort Systems USA, Inc.	7,907
64	EMCOR Group, Inc.	23,365
26	Installed Building Products, Inc.	5,348
3,089	Jacobs Solutions, Inc.	431,564
59	NV5 Global, Inc.(a)	5,485
106	Quanta Services, Inc.	26,934
100	Tetra Tech, Inc.	20,448
		629,199
	ENTERTAINMENT CONTENT - 0.5%
82	AppLovin Corporation, Class A(a)	6,824
215	Electronic Arts, Inc.	29,956
748	Endeavor Group Holdings, Inc., Class A	20,219
2,662	Fox Corporation - Class B	85,237
1,576	Lions Gate Entertainment Corporation, Class A(a)	14,846
6,592	Paramount Global	121,161
90	Take-Two Interactive Software, Inc.(a)	13,994
2,705	Walt Disney Company (The)	268,580

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENTERTAINMENT CONTENT - 0.5% (Continued)
11,344	Warner Bros Discovery, Inc.(a)	$84,399
1,613	Warner Music Group Corporation	49,438
		694,654
	FOOD - 3.0%
1,773	B&G Foods, Inc.	14,326
2,398	Campbell Soup Company	108,366
15,923	Conagra Brands, Inc.	452,532
1,039	Darling Ingredients, Inc.(a)	38,183
5,377	Flowers Foods, Inc.	119,369
28,069	Fresh Del Monte Produce, Inc.	613,308
5,605	General Mills, Inc.	354,572
2,793	Hain Celestial Group, Inc. (The)(a)	19,300
425	Hershey Company (The)	78,128
5,672	Ingredion, Inc.	650,579
194	J & J Snack Foods Corporation	31,500
6,158	J M Smucker Company (The)	671,469
146	John B Sanfilippo & Son, Inc.	14,187
6,094	Kellanova	351,502
67	Lancaster Colony Corporation	12,661
865	McCormick & Company, Inc.	61,363
609	Mission Produce, Inc.(a)	6,017
6,189	Mondelez International, Inc., A	405,008
1,065	Post Holdings, Inc.(a)	110,930
634	Simply Good Foods Company (The)(a)	22,906
866	TreeHouse Foods, Inc.(a)	31,730
1,282	Utz Brands, Inc.	21,332
2,938	WK Kellogg Company	48,359
		4,237,627
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
100	Boise Cascade Company	11,922
123	UFP Industries, Inc.	13,776
		25,698
	GAS & WATER UTILITIES - 0.6%
758	American States Water Company	55,008

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	GAS & WATER UTILITIES - 0.6% (Continued)
3,943	American Water Works Company, Inc.	$509,278
2,044	California Water Service Group	99,113
3,087	Essential Utilities, Inc.	115,238
353	Middlesex Water Company	18,448
1,238	SJW Group	67,124
200	York Water Company (The)	7,418
		871,627
	HEALTH CARE FACILITIES & SERVICES - 9.7%
201	Acadia Healthcare Company, Inc.(a)	13,576
15,747	AdaptHealth Corporation(a)	157,470
128	Addus HomeCare Corporation(a)	14,862
4,169	agilon health, Inc.(a)	27,265
383	Amedisys, Inc.(a)	35,159
315	Apollo Medical Holdings, Inc.(a)	12,776
8,862	BrightSpring Health Services, Inc.(a)	100,672
4,056	Brookdale Senior Living, Inc.(a)	27,702
4,349	Cardinal Health, Inc.	427,594
3,722	Catalent, Inc.(a)	209,288
2,172	Cencora, Inc.	489,352
6,491	Centene Corporation(a)	430,353
618	Charles River Laboratories International, Inc.(a)	127,666
63	Chemed Corporation	34,183
4,534	Cigna Group (The)	1,498,805
11,555	CVS Health Corporation	682,438
1,277	DaVita, Inc.(a)	176,954
1,124	Elevance Health, Inc.	609,051
1,161	Encompass Health Corporation	99,602
322	Ensign Group, Inc. (The)	39,828
5,924	Fortrea Holdings, Inc.(a)	138,266
2,029	Fulgent Genetics, Inc.(a)	39,809
26,362	Ginkgo Bioworks Holdings, Inc.(a)	8,813
4,113	HCA Healthcare, Inc.	1,321,425
2,515	Henry Schein, Inc.(a)	161,212
1,137	Humana, Inc.	424,840

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.7% (Continued)
3,136	IQVIA Holdings, Inc.(a)	$663,076
6,175	Labcorp Holdings, Inc.	1,256,674
927	LifeStance Health Group, Inc.(a)	4,552
1,212	McKesson Corporation	707,856
161	Medpace Holdings, Inc.(a)	66,308
313	Molina Healthcare, Inc.(a)	93,055
161	National HealthCare Corporation	17,452
2,846	NeoGenomics, Inc.(a)	39,474
52,999	OPKO Health, Inc.(a)	66,249
1,782	Option Care Health, Inc.(a)	49,361
3,895	Owens & Minor, Inc.(a)	52,583
790	Patterson Companies, Inc.	19,055
5,271	Pediatrix Medical Group, Inc.(a)	39,796
297	Pennant Group, Inc. (The)(a)	6,887
635	Premier, Inc., Class A	11,855
257	Progyny, Inc.(a)	7,353
6,039	Quest Diagnostics, Inc.	826,618
1,953	RadNet, Inc.(a)	115,071
4,111	Select Medical Holdings Corporation	144,132
496	SI-BONE, Inc.(a)	6,413
1,860	Surgery Partners, Inc.(a)	44,249
793	Teladoc Health, Inc.(a)	7,756
3,442	Tenet Healthcare Corporation(a)	457,889
2,598	UnitedHealth Group, Inc.	1,323,058
1,680	Universal Health Services, Inc., Class B	310,682
71	US Physical Therapy, Inc.	6,562
		13,652,977
	HEALTH CARE REIT - 0.1%
637	Healthpeak Properties, Inc.	12,485
1,530	Ventas, Inc.	78,428
315	Welltower, Inc.	32,839
		123,752
	HOME & OFFICE PRODUCTS - 0.1%
2,940	Newell Brands, Inc.	18,845

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME & OFFICE PRODUCTS - 0.1% (Continued)
1,059	Scotts Miracle-Gro Company (The)	$68,899
642	Whirlpool Corporation	65,612
		153,356
	HOME CONSTRUCTION - 0.6%
527	Beazer Homes USA, Inc.(a)	14,482
20	Cavco Industries, Inc.(a)	6,923
293	Century Communities, Inc.	23,926
1,467	DR Horton, Inc.	206,745
417	Dream Finders Homes, Inc.(a)	10,767
158	Green Brick Partners, Inc.(a)	9,044
104	Hovnanian Enterprises, Inc.(a)	14,760
525	KB Home	36,845
1,271	Lennar Corporation, Class B	177,216
170	LGI Homes, Inc.(a)	15,213
187	M/I Homes, Inc.(a)	22,840
363	Masco Corporation	24,201
196	Meritage Homes Corporation	31,723
8	NVR, Inc.(a)	60,708
792	PulteGroup, Inc.	87,199
125	Skyline Champion Corporation(a)	8,469
792	Taylor Morrison Home Corporation(a)	43,908
460	Toll Brothers, Inc.	52,983
668	Tri Pointe Homes, Inc.(a)	24,883
		872,835
	HOTEL REITS - 0.0%(b)
1,172	Host Hotels & Resorts, Inc.	21,073

	HOUSEHOLD PRODUCTS - 6.8%
672	Central Garden & Pet Company, Class A(a)	22,196
4,642	Church & Dwight Company, Inc.	481,283
2,267	Clorox Company (The)	309,378
20,263	Colgate-Palmolive Company	1,966,322
714	Coty, Inc., Class A(a)	7,154
1,286	Energizer Holdings, Inc.	37,988

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOUSEHOLD PRODUCTS - 6.8% (Continued)
395	Estee Lauder Companies, Inc. (The), Class A	$42,028
27,712	Kenvue, Inc.	503,804
1,061	Kimberly-Clark Corporation	146,630
33,759	Procter & Gamble Company (The)	5,567,534
223	Quanex Building Products Corporation	6,166
203	Reynolds Consumer Products, Inc.	5,680
4,432	Spectrum Brands Holdings, Inc.	380,842
		9,477,005
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
77	AZZ, Inc.	5,948
83	Mueller Industries, Inc.	4,726
238	Proto Labs, Inc.(a)	7,352
78	Timken Company	6,250
		24,276
	INDUSTRIAL REIT - 0.0%(b)
336	Prologis, Inc.	37,736

	INDUSTRIAL SUPPORT SERVICES - 0.3%
87	Applied Industrial Technologies, Inc.	16,878
197	Core & Main Inc. - Class A(a)	9,641
540	Fastenal Company	33,933
175	Global Industrials, Co.	5,488
128	MSC Industrial Direct Company, Inc., Class A	10,152
1,632	Resideo Technologies, Inc.(a)	31,922
77	SiteOne Landscape Supply, Inc.(a)	9,349
6,295	Titan Machinery, Inc.(a)	100,090
182	U-Haul Holding Company(a)	11,235
27	United Rentals, Inc.	17,462
70	Watsco, Inc.	32,427
112	WESCO International, Inc.	17,754
72	WW Grainger, Inc.	64,961
		361,292
	INFRASTRUCTURE REIT - 0.1%
255	American Tower Corporation, A	49,567

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INFRASTRUCTURE REIT - 0.1% (Continued)
271	Crown Castle, Inc.	$26,477
55	SBA Communications Corporation, A	10,796
		86,840
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,473	Bank of New York Mellon Corporation (The)	148,108
1,548	BGC Group, Inc., Class A	12,848
160	CME Group, Inc.	31,456
101	Evercore Partners, Inc., Class A	21,051
1,030	Goldman Sachs Group, Inc. (The)	465,890
88	Houlihan Lokey, Inc.	11,868
173	Interactive Brokers Group, Inc., Class A	21,210
324	Intercontinental Exchange, Inc.	44,352
1,141	Jefferies Financial Group, Inc.	56,776
536	Lazard, Inc.	20,465
147	Moelis & Company, Class A	8,358
4,941	Morgan Stanley	480,216
422	Nasdaq, Inc.	25,430
622	Northern Trust Corporation	52,236
48	Piper Sandler Cos	11,048
69	PJT Partners, Inc., Class A	7,446
222	SEI Investments Company	14,361
1,527	State Street Corporation	112,998
574	StoneX Group, Inc.(a)	43,228
42	Tradeweb Markets, Inc., CLASS A	4,452
45	Virtu Financial, Inc., Class A	1,010
		1,594,807
	INSURANCE - 2.4%
1,325	Aflac, Inc.	118,336
1,734	Allstate Corporation (The)	276,849
357	American Financial Group, Inc.	43,918
4,069	American International Group, Inc.	302,082
215	Arthur J Gallagher & Company	55,752
913	Assurant, Inc.	151,786
514	Brighthouse Financial, Inc.(a)	22,277

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.4% (Continued)
314	Brown & Brown, Inc.	$28,075
469	Cincinnati Financial Corporation	55,389
135	CNA Financial Corporation	6,219
555	CNO Financial Group, Inc.	15,385
2,640	Corebridge Financial, Inc.	76,877
1,724	Equitable Holdings, Inc.	70,443
44	Erie Indemnity Company, Class A	15,946
5,572	Genworth Financial, Inc., Class A(a)	33,655
252	Globe Life, Inc.	20,735
237	Hanover Insurance Group, Inc.	29,729
1,361	Hartford Financial Services Group, Inc.	136,835
255	Horace Mann Educators Corporation	8,318
441	Jackson Financial, Inc., Class A	32,749
548	Kemper Corporation	32,513
2,155	Lincoln National Corporation	67,021
1,010	Loews Corporation	75,487
43	Markel Group, Inc.(a)	67,753
844	Marsh & McLennan Companies, Inc.	177,848
412	Mercury General Corporation	21,894
3,633	MetLife, Inc.	255,000
1,618	Old Republic International Corporation	49,996
908	Principal Financial Group, Inc.	71,233
1,387	Progressive Corporation (The)	288,093
1,945	Prudential Financial, Inc.	227,935
363	Radian Group, Inc.	11,289
400	Reinsurance Group of America, Inc.	82,108
59	RLI Corporation	8,301
204	Ryan Specialty Holdings, Inc., Class A	11,814
70	Safety Insurance Group, Inc.	5,252
213	Selective Insurance Group, Inc.	19,986
1,007	Travelers Companies, Inc. (The)	204,763
313	Trupanion, Inc.(a)	9,202
279	United Fire Group, Inc.	5,996
322	Universal Insurance Holdings, Inc.	6,041

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.4% (Continued)
912	Unum Group	$46,612
489	Voya Financial, Inc.	34,792
759	W R Berkley Corporation	59,642
4	White Mountains Insurance Group Ltd.	7,270
		3,349,196
	INTERNET MEDIA & SERVICES - 4.5%
119	Airbnb, Inc., Class A(a)	18,044
32,103	Alphabet, Inc., Class A	5,847,561
22	Booking Holdings, Inc.	87,153
450	Expedia Group, Inc.(a)	56,696
2,693	Getty Images Holdings, Inc.(a)	8,779
141	GoDaddy, Inc., Class A(a)	19,699
223	IAC, Inc.(a)	10,448
347	Match Group, Inc.(a)	10,542
180	Netflix, Inc.(a)	121,478
13,354	Opendoor Technologies, Inc.(a)	24,571
898	Roku, Inc.(a)	53,817
346	TripAdvisor, Inc.(a)	6,162
62	VeriSign, Inc.(a)	11,024
612	Zillow Group, Inc., Class A(a)	27,565
		6,303,539
	LEISURE FACILITIES & SERVICES - 0.2%
46	Choice Hotels International, Inc.	5,474
123	Dave & Buster’s Entertainment, Inc.(a)	4,897
224	Hilton Grand Vacations, Inc.(a)	9,056
151	Hilton Worldwide Holdings, Inc.	32,948
110	Hyatt Hotels Corporation, Class A	16,711
409	Live Nation Entertainment, Inc.(a)	38,340
24	Madison Square Garden Sports Corporation(a)	4,515
305	Marriott International, Inc., Class A	73,740
164	Marriott Vacations Worldwide Corporation	14,320
59	TKO Group Holdings, Inc.	6,371
313	Travel + Leisure Company	14,079
43	Vail Resorts, Inc.	7,746

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.2% (Continued)
103	Wyndham Hotels & Resorts, Inc.	$7,622
		235,819
	LEISURE PRODUCTS - 0.1%
90	Acushnet Holdings Corporation	5,713
206	Brunswick Corporation	14,991
149	Hasbro, Inc.	8,717
91	LCI Industries	9,408
421	Mattel, Inc.(a)	6,845
120	Polaris, Inc.	9,397
178	Thor Industries, Inc.	16,634
464	Topgolf Callaway Brands Corporation(a)	7,099
140	Winnebago Industries, Inc.	7,588
		86,392
	MACHINERY - 3.7%
8,293	AGCO Corporation	811,719
572	Alamo Group, Inc.	98,956
353	Crane Company	51,178
6,802	Deere & Company	2,541,431
88	Donaldson Company, Inc.	6,297
4,146	Enovis Corporation(a)	187,399
188	Esab Corporation	17,753
148	Flowserve Corporation	7,119
3,659	Franklin Electric Company, Inc.	352,435
424	Gates Industrial Corp plc(a)	6,703
64	Graco, Inc.	5,074
31	IDEX Corporation	6,237
123	Ingersoll Rand, Inc.	11,173
124	Lincoln Electric Holdings, Inc.	23,391
418	Lindsay Corporation	51,364
314	Middleby Corporation (The)(a)	38,500
17	Nordson Corporation	3,943
92	Parker-Hannifin Corporation	46,535
102	Regal Rexnord Corporation	13,792

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 3.7% (Continued)
31	Snap-on, Inc.	$8,103
622	Stanley Black & Decker, Inc.	49,692
132	Tennant Company	12,994
240	Terex Corporation	13,162
4,512	Titan International, Inc.(a)	33,434
722	Toro Company (The)	67,514
5,021	Veralto Corporation	479,355
77	Xylem, Inc.	10,443
6,649	Zurn Elkay Water Solutions Corporation	195,481
		5,151,177
	MEDICAL EQUIPMENT & DEVICES - 11.3%
1,031	10X Genomics, Inc., Class A(a)	20,053
14,621	Abbott Laboratories	1,519,268
1,358	Agilent Technologies, Inc.	176,037
88	Align Technology, Inc.(a)	21,246
1,704	Alphatec Holdings, Inc.(a)	17,807
1,107	Artivion, Inc.(a)	28,395
1,031	AtriCure, Inc.(a)	23,476
3,429	Avanos Medical, Inc.(a)	68,306
8,509	Avantor, Inc.(a)	180,391
174	Axonics, Inc.(a)	11,698
32,726	Baxter International, Inc.	1,094,684
6,930	Becton Dickinson and Company	1,619,610
140	BioLife Solutions, Inc.(a)	3,000
414	Bio-Rad Laboratories, Inc., Class A(a)	113,067
1,127	Bio-Techne Corporation	80,750
13,263	Boston Scientific Corporation(a)	1,021,383
1,063	Bruker Corporation	67,830
581	Castle Biosciences, Inc.(a)	12,648
211	Celcuity, Inc.(a)	3,456
1,115	CONMED Corporation	77,292
270	Cooper Companies, Inc. (The)	23,571
3,123	Danaher Corporation	780,281

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.3% (Continued)
861	DENTSPLY SIRONA, Inc.	$21,447
1,501	DexCom, Inc.(a)	170,183
4,775	Edwards Lifesciences Corporation(a)	441,067
7,230	Embecta Corporation	90,375
838	Envista Holdings Corporation(a)	13,936
1,034	Exact Sciences Corporation(a)	43,687
1,614	Fluidigm Corporation(a)	2,857
16,350	GE HealthCare Technologies, Inc.	1,273,992
220	Glaukos Corporation(a)	26,037
1,279	Globus Medical, Inc., Class A(a)	87,599
924	Haemonetics Corporation(a)	76,443
5,209	Hologic, Inc.(a)	386,768
1,323	ICU Medical, Inc.(a)	157,106
51	IDEXX Laboratories, Inc.(a)	24,847
1,234	Illumina, Inc.(a)	128,805
409	Inari Medical, Inc.(a)	19,693
118	Inspire Medical Systems, Inc.(a)	15,792
488	Insulet Corporation(a)	98,478
887	Integer Holdings Corporation(a)	102,706
4,865	Integra LifeSciences Holdings Corporation(a)	141,766
1,143	Intuitive Surgical, Inc.(a)	508,464
71	iRhythm Technologies, Inc.(a)	7,642
543	Lantheus Holdings, Inc.(a)	43,597
165	LeMaitre Vascular, Inc.	13,576
939	Masimo Corporation(a)	118,258
1,169	Merit Medical Systems, Inc.(a)	100,476
80	Mettler-Toledo International, Inc.(a)	111,807
1,239	MiMedx Group, Inc.(a)	8,586
782	Myriad Genetics, Inc.(a)	19,128
165	Natera, Inc.(a)	17,868
2,714	Orthofix Medical, Inc.(a)	35,988
255	OrthoPediatrics Corporation(a)	7,334
1,633	Paragon 28, Inc.(a)	11,170
302	Penumbra, Inc.(a)	54,351

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.3% (Continued)
176	Quanterix Corporation(a)	$2,325
3,642	QuidelOrtho Corporation(a)	120,987
107	Repligen Corporation(a)	13,488
1,237	ResMed, Inc.	236,786
1,445	Revvity, Inc.	151,523
371	Silk Road Medical, Inc.(a)	10,032
214	Soleno Therapeutics, Inc.(a)	8,731
3,453	Solventum Corporation(a)	182,595
4,587	Stryker Corporation	1,560,727
1,135	Tandem Diabetes Care, Inc.(a)	45,729
1,138	Teleflex, Inc.	239,356
2,066	Thermo Fisher Scientific, Inc.	1,142,498
1,427	Treace Medical Concepts, Inc.(a)	9,489
286	Veracyte, Inc.(a)	6,198
368	Vericel Corporation(a)	16,884
263	Waters Corporation(a)	76,302
253	West Pharmaceutical Services, Inc.	83,336
5,515	Zimmer Biomet Holdings, Inc.	598,543
		15,851,607
	METALS & MINING - 0.0%(b)
523	A-Mark Precious Metals, Inc.	16,930

	MORTGAGE FINANCE - 0.0%(b)
2,169	Rithm Capital Corporation	23,664

	MULTI ASSET CLASS REIT - 0.0%(b)
520	Vornado Realty Trust	13,671
158	WP Carey, Inc.	8,698
		22,369
	OFFICE REIT - 0.0%(b)
113	Alexandria Real Estate Equities, Inc.	13,218
312	Boston Properties, Inc.	19,207
		32,425

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	PUBLISHING & BROADCASTING - 0.1%
158	New York Times Company (The), Class A	$8,091
1,581	News Corporation, Class B	44,884
108	Nexstar Media Group, Inc.	17,929
231	Scholastic Corporation	8,194
805	TEGNA, Inc.	11,222
		90,320
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
229	Howard Hughes Holdings, Inc.(a)	14,844

	REAL ESTATE SERVICES - 0.2%
5,428	Anywhere Real Estate, Inc.(a)	17,967
1,615	CBRE Group, Inc., Class A(a)	143,913
5,217	Compass, Inc.(a)	18,781
1,005	eXp World Holdings, Inc.	11,341
297	Jones Lang LaSalle, Inc.(a)	60,968
143	Marcus & Millichap, Inc.	4,507
1,091	Newmark Group, Inc., Class A	11,161
		268,638
	RENEWABLE ENERGY - 0.4%
120	EnerSys	12,422
1,678	Enphase Energy, Inc.(a)	167,313
1,147	First Solar, Inc.(a)	258,603
15,881	Sunrun, Inc.(a)	188,349
		626,687
	RESIDENTIAL REIT - 0.5%
1,231	American Homes 4 Rent, Class A	45,744
1,605	Apartment Investment and Management Company(a)	13,306
443	AvalonBay Communities, Inc.	91,652
393	Camden Property Trust	42,880
681	Equity LifeStyle Properties, Inc.	44,354
1,447	Equity Residential	100,335
207	Essex Property Trust, Inc.	56,345
661	Independence Realty Trust, Inc.	12,387
1,970	Invitation Homes, Inc.	70,703

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RESIDENTIAL REIT - 0.5% (Continued)
468	Mid-America Apartment Communities, Inc.	$66,741
569	Sun Communities, Inc.	68,474
1,163	UDR, Inc.	47,858
		660,779
	RETAIL - CONSUMER STAPLES - 1.8%
4,996	Albertsons Companies, Inc., Class A	98,671
185	Costco Wholesale Corporation	157,248
47	Five Below, Inc.(a)	5,121
5,612	Kroger Company (The)	280,207
784	SpartanNash Company	14,708
86	Sprouts Farmers Market, Inc.(a)	7,195
1,094	Target Corporation	161,956
20,637	Walgreens Boots Alliance, Inc.	249,605
22,266	Walmart, Inc.	1,507,631
		2,482,342
	RETAIL - DISCRETIONARY - 1.3%
53	Abercrombie & Fitch Company, Class A(a)	9,426
525	Advance Auto Parts, Inc.	33,248
379	American Eagle Outfitters, Inc.	7,565
19	AutoZone, Inc.(a)	56,318
474	Bath & Body Works, Inc.	18,510
125	Beacon Roofing Supply, Inc.(a)	11,313
4,668	Best Buy Company, Inc.	393,466
80	BlueLinx Holdings, Inc.(a)	7,447
165	Builders FirstSource, Inc.(a)	22,838
79	Burlington Stores, Inc.(a)	18,960
157	Dick’s Sporting Goods, Inc.	33,731
101	Floor & Decor Holdings, Inc., Class A(a)	10,040
818	Foot Locker, Inc.	20,385
57	Freshpet, Inc.(a)	7,375
2,163	GameStop Corporation, Class A(a)	53,404
1,480	Gap, Inc. (The)	35,357
439	Genuine Parts Company	60,722
86	GMS, Inc.(a)	6,932

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 1.3% (Continued)
1,507	Home Depot, Inc. (The)	$518,770
1,390	Lowe’s Companies, Inc.	306,439
205	MarineMax, Inc.(a)	6,636
51	O’Reilly Automotive, Inc.(a)	53,859
265	Ross Stores, Inc.	38,510
1,059	Sally Beauty Holdings, Inc.(a)	11,363
885	TJX Companies, Inc. (The)	97,439
90	Tractor Supply Company	24,300
52	Ulta Beauty, Inc.(a)	20,065
206	Urban Outfitters, Inc.(a)	8,456
		1,892,874
	RETAIL REIT - 0.1%
341	Brixmor Property Group, Inc.	7,874
65	Federal Realty Investment Trust	6,563
713	Kimco Realty Corporation	13,875
259	Realty Income Corporation	13,680
125	Regency Centers Corporation	7,775
259	Simon Property Group, Inc.	39,316
		89,083
	SELF-STORAGE REIT - 0.0%(b)
47	Extra Space Storage, Inc.	7,304
65	Public Storage	18,697
		26,002
	SEMICONDUCTORS - 3.0%
591	Advanced Micro Devices, Inc.(a)	95,866
158	Allegro MicroSystems, Inc.(a)	4,462
1,109	Amkor Technology, Inc.	44,382
257	Analog Devices, Inc.	58,663
1,091	Applied Materials, Inc.	257,465
664	Azenta, Inc.(a)	34,940
118	Broadcom, Inc.	189,453
82	Cirrus Logic, Inc.(a)	10,468
271	Coherent Corporation(a)	19,637
121	CTS Corporation	6,126

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 3.0% (Continued)
135	Diodes, Inc.(a)	$9,710
235	Entegris, Inc.	31,819
85	FormFactor, Inc.(a)	5,145
671	GLOBALFOUNDRIES, Inc.(a)	33,926
67,783	Intel Corporation	2,099,239
104	IPG Photonics Corporation(a)	8,777
105	KLA Corporation	86,574
163	Lam Research Corporation	173,571
277	Marvell Technology, Inc.	19,362
405	Microchip Technology, Inc.	37,058
1,487	Micron Technology, Inc.	195,585
10	Monolithic Power Systems, Inc.	8,217
1,380	NVIDIA Corporation	170,485
599	ON Semiconductor Corporation(a)	41,061
33	Onto Innovation, Inc.(a)	7,245
157	Photronics, Inc.(a)	3,873
155	Qorvo, Inc.(a)	17,986
1,132	QUALCOMM, Inc.	225,472
53	Silicon Laboratories, Inc.(a)	5,863
342	Skyworks Solutions, Inc.	36,450
106	Synaptics, Inc.(a)	9,349
157	Teradyne, Inc.	23,282
708	Texas Instruments, Inc.	137,727
236	Ultra Clean Holdings, Inc.(a)	11,564
852	Vishay Intertechnology, Inc.	19,000
		4,139,802
	SOFTWARE - 3.2%
241	ACI Worldwide, Inc.(a)	9,541
152	Adobe, Inc.(a)	84,442
213	Akamai Technologies, Inc.(a)	19,187
27	ANSYS, Inc.(a)	8,681
68	Autodesk, Inc.(a)	16,827
96	Bentley Systems, Inc., Class B	4,739
48	Cadence Design Systems, Inc.(a)	14,772

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 3.2% (Continued)
407	Concentrix Corporation	$25,755
137	Dayforce, Inc.(a)	6,795
80	Donnelley Financial Solutions, Inc.(a)	4,770
335	Dropbox, Inc., Class A(a)	7,527
651	Evolent Health, Inc., Class A(a)	12,447
315	Fortinet, Inc.(a)	18,985
648	Gen Digital, Inc.	16,187
64	Intuit, Inc.	42,061
8,070	Microsoft Corporation	3,606,887
1,902	Oracle Corporation	268,562
210	Oscar Health, Inc.(a)	3,322
62	Palo Alto Networks, Inc.(a)	21,019
54	Paycom Software, Inc.	7,724
34	Paylocity Holding Corporation(a)	4,483
1,065	Privia Health Group, Inc.(a)	18,510
36	PTC, Inc.(a)	6,540
969	R1 RCM, Inc.(a)	12,171
38	Roper Technologies, Inc.	21,419
384	Salesforce, Inc.	98,726
38	ServiceNow, Inc.(a)	29,893
498	SS&C Technologies Holdings, Inc.	31,210
44	Synopsys, Inc.(a)	26,183
304	Teradata Corporation(a)	10,506
17	Tyler Technologies, Inc.(a)	8,547
41	Veeva Systems, Inc., Class A(a)	7,503
2,628	Veradigm, Inc.(a)	24,966
75	Workday, Inc., Class A(a)	16,767
		4,517,654
	SPECIALTY FINANCE - 0.8%
1,840	Ally Financial, Inc.	72,993
1,168	American Express Company	270,450
1,589	Capital One Financial Corporation	219,997
760	Discover Financial Services	99,415
302	Enact Holdings, Inc.	9,259

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued)
1,895	Fidelity National Financial, Inc.	$93,651
1,098	First American Financial Corporation	59,237
503	MGIC Investment Corporation	10,840
293	Mr. Cooper Group, Inc.(a)	23,800
551	OneMain Holdings, Inc.	26,718
273	PennyMac Financial Services, Inc.	25,826
276	PROG Holdings, Inc.	9,572
3,334	Rocket Companies, Inc.(a)	45,676
331	Stewart Information Services Corporation	20,548
2,169	Synchrony Financial	102,355
2,421	UWM Holdings Corporation	16,778
88	Walker & Dunlop, Inc.	8,642
		1,115,757
	SPECIALTY REITS - 0.0%(b)
166	Iron Mountain, Inc.	14,877
97	Lamar Advertising Company, Class A	11,594
		26,471
	STEEL - 0.0%(b)
140	Commercial Metals Company	7,699
103	Olympic Steel, Inc.	4,617
137	Reliance, Inc.	39,127
		51,443
	TECHNOLOGY HARDWARE - 5.5%
16,506	Apple, Inc.	3,476,494
72	Arista Networks, Inc.(a)	25,235
302	Arrow Electronics, Inc.(a)	36,469
447	Avnet, Inc.	23,016
418	Benchmark Electronics, Inc.	16,494
314	Ciena Corporation(a)	15,129
4,797	Cisco Systems, Inc.	227,905
3,661	Corning, Inc.	142,230
1,157	Corsair Gaming, Inc.(a)	12,773
202	Crane NXT Company	12,407
9,016	Dell Technologies, Inc., Class C	1,243,397

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 5.5% (Continued)
581	Diebold Nixdorf, Inc.(a)	$22,357
92	Dolby Laboratories, Inc., Class A	7,289
86	F5, Inc.(a)	14,812
15,962	Hewlett Packard Enterprise Company	337,916
36,022	HP, Inc.	1,261,490
1,504	Jabil, Inc.	163,620
569	Juniper Networks, Inc.	20,746
90	Motorola Solutions, Inc.	34,745
805	NCR Atleos Corporation(a)	21,751
3,347	NCR Voyix Corporation(a)	41,335
489	NetApp, Inc.	62,983
192	Plexus Corporation(a)	19,811
215	Pure Storage, Inc., Class A(a)	13,805
677	Sanmina Corporation(a)	44,851
360	Sonos, Inc.(a)	5,314
943	Stratasys Ltd.(a)	7,912
43	Super Micro Computer, Inc.(a)	35,232
676	TD SYNNEX Corporation	78,010
715	TTM Technologies, Inc.(a)	13,892
49	Ubiquiti, Inc.	7,137
723	ViaSat, Inc.(a)	9,182
736	Vizio Holding Corporation, Class A(a)	7,949
1,952	Western Digital Corporation(a)	147,903
2,677	Xerox Holdings Corporation	31,107
142	Zebra Technologies Corporation, Class A(a)	43,868
		7,686,566
	TECHNOLOGY SERVICES - 1.5%
311	Amdocs Ltd.	24,544
372	Automatic Data Processing, Inc.	88,793
1,063	Block, Inc., Class A(a)	68,553
126	Broadridge Financial Solutions, Inc.	24,822
501	CDW Corporation	112,144
1,669	Cognizant Technology Solutions Corporation, Class A	113,492
63	Coinbase Global, Inc., Class A(a)	14,000

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
4,320	Conduent, Inc.(a)	$14,083
193	CoStar Group, Inc.(a)	14,309
5,952	DXC Technology Company(a)	113,624
107	EPAM Systems, Inc.(a)	20,128
94	Equifax, Inc.	22,791
166	Euronet Worldwide, Inc.(a)	17,181
329	ExlService Holdings, Inc.(a)	10,317
21	FactSet Research Systems, Inc.	8,574
6	Fair Isaac Corporation(a)	8,932
614	Fidelity National Information Services, Inc.	46,271
502	Fiserv, Inc.(a)	74,818
96	Gartner, Inc.(a)	43,110
458	Global Payments, Inc.	44,289
96	ICF International, Inc.	14,252
90	Insight Enterprises, Inc.(a)	17,852
2,015	International Business Machines Corporation	348,494
64	Jack Henry & Associates, Inc.	10,625
290	John Wiley & Sons, Inc., Class A	11,803
3,517	Kyndryl Holdings, Inc.(a)	92,532
345	Mastercard, Inc., Class A	152,200
402	MAXIMUS, Inc.	34,452
85	Moody’s Corporation	35,779
41	Morningstar, Inc.	12,130
25	MSCI, Inc.	12,044
236	Paychex, Inc.	27,980
1,748	PayPal Holdings, Inc.(a)	101,437
96	S&P Global, Inc.	42,816
110	Shift4 Payments, Inc.(a)	8,069
281	Toast, Inc., Class A(a)	7,241
214	TransUnion	15,870
75	Verisk Analytics, Inc.	20,216
780	Visa, Inc., Class A	204,727
2,742	Western Union Company (The)	33,507
		2,088,801

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 2.4%
64,567	AT&T, Inc.	$1,233,875
382	EchoStar Corporation, Class A(a)	6,803
1,870	Frontier Communications Parent, Inc.(a)	48,957
7,274	Globalstar, Inc.(a)	8,147
267	IDT Corporation, Class B	9,591
1,384	Iridium Communications, Inc.	36,842
107,812	Lumen Technologies, Inc.(a)	118,593
1,955	Telephone and Data Systems, Inc.	40,527
3,207	T-Mobile US, Inc.	565,009
703	United States Cellular Corporation(a)	39,242
30,574	Verizon Communications, Inc.	1,260,872
		3,368,458
	TRANSPORTATION & LOGISTICS - 0.2%
331	CSX Corporation	11,072
73	FedEx Corporation	21,888
1,243	GXO Logistics, Inc.(a)	62,771
121	Kirby Corporation(a)	14,487
30	Norfolk Southern Corporation	6,441
176	Ryder System, Inc.	21,803
147	Union Pacific Corporation	33,260
296	United Parcel Service, Inc., B	40,508
		212,230
	TRANSPORTATION EQUIPMENT - 0.0%(b)
240	Cummins, Inc.	66,463

	WHOLESALE - CONSUMER STAPLES - 2.6%
36,326	Archer-Daniels-Midland Company	2,195,907
12,655	Bunge Global S.A.	1,351,174
1,294	Sysco Corporation	92,379
4,380	United Natural Foods, Inc.(a)	57,378
		3,696,838
	WHOLESALE - DISCRETIONARY - 0.1%
110	ePlus, Inc.(a)	8,105
1,156	LKQ Corporation	48,078

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1% (Continued)
723	PC Connection, Inc.	$46,416
19	Pool Corporation	5,839
1,109	ScanSource, Inc.(a)	49,140
		157,578

	TOTAL COMMON STOCKS (Cost $127,474,220)	139,950,460

Shares		Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0% (b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	$431
64	Albireo Pharma, Inc.- CVR(a),(c),(d),(e)	138
322	Bristol-Myers Squibb Company CVR(a),(c),(d),(e)	225
336	Inhibrx, Inc. CVR(a),(c),(d),(e)	212
535	Novartis A.G. CVR(a),(c),(d),(e)	578
		1,584

	TOTAL RIGHT (Cost $868)	1,584

	TOTAL INVESTMENTS - 99.7% (Cost $127,475,088)	$139,952,044
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	364,389
	NET ASSETS - 100.0%	$140,316,433

ETF	- Exchange-Traded Fund

CVR	- Contingent Value Right

L.P.	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The value of this security has been determined in good faith under policies approved by the Board of Directors.

(d)	Restricted security.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $1,750, represents less than 0.01% of net assets.

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

ASSETS
Investment securities:
Securities at Cost	$127,475,088
Securities at Value	$139,952,044
Cash	168,336
Receivable for securities sold	28,792
Dividends and interest receivable	105,997
Deposit with broker	73,931
TOTAL ASSETS	140,329,100

LIABILITIES
Investment advisory fees payable	12,667
TOTAL LIABILITIES	12,667
NET ASSETS	$140,316,433

Net Assets Consist of:
Paid in capital	$134,772,276
Accumulated earnings	5,544,157
NET ASSETS	$140,316,433

Net Asset Value Per Share:
Net Assets	$140,316,433
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,500,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$31.18

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends	$1,287,328
Interest	7,460
TOTAL INVESTMENT INCOME	1,294,788

EXPENSES
Investment advisory fees	75,349

NET INVESTMENT INCOME	1,219,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments:	(3,094,975)
Net realized gain from futures transactions	20,533
In-Kind Redemptions:	9,740,330
Net change in unrealized appreciation on investments	1,771,267

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,437,155

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,656,594

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,219,439	$2,331,383
Net realized loss from investments and future transactions	(3,074,442)	(8,360,747)
Net realized gain from In-Kind redemptions	9,740,330	7,796,085
Net change in unrealized appreciation on investments	1,771,267	13,162,252
Net increase in net assets resulting from operations	9,656,594	14,928,973

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions paid from earnings	(1,090,800)	(2,335,275)
Net decrease in net assets from distributions to shareholders	(1,090,800)	(2,335,275)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	34,402,131	27,526,646
Payments for shares redeemed	(34,417,588)	(34,503,565)
Net decrease in net assets from shares of beneficial interest	(15,457)	(6,976,919)

TOTAL INCREASE IN NET ASSETS	8,550,337	5,616,779

NET ASSETS:
Beginning of Year/Period	131,766,096	126,149,317
End of Year/Period	$140,316,433	$131,766,096

SHARE ACTIVITY
Shares Sold	1,100,000	1,000,000
Shares Redeemed	(1,100,000)	(1,254,000)
Net decrease in shares of beneficial interest outstanding	—	(254,000)

See accompanying notes to financial statements.

Humankind US Stock ETF
Financial Highlights

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2024		December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of year/period	$29.28		$26.54	$29.70	$25.00

Activity from investment operations:
Net investment income (1)	0.27		0.50	0.47	0.37
Net realized and unrealized gain (loss) on investments	1.87		2.75	(3.16)	4.69
Total from investment operations	2.14		3.25	(2.69)	5.06

Less distributions from:
Net investment income	(0.24)		(0.51)	(0.47)	(0.33)
Return of capital	—		—	—	(0.03)
Total distributions	(0.24)		(0.51)	(0.47)	(0.36)

Net asset value, end of year/period	$31.18		$29.28	$26.54	$29.70

Market price, end of year/period	$31.15		$29.25	$26.52	$29.71

Total return (2)	7.33	% (4)	12.35%	(9.05)%	20.31	% (4)

Market price total return (2)	7.33	% (4)	12.32%	(9.15)%	20.35	% (4)

Net assets, end of year/period (000s)	$140,316		$131,766	$126,149	$111,485

Ratio of expenses to average net assets	0.11	% (5)	0.11%	0.11%	0.11	% (5)

Ratio of net investment income to average net assets	1.74	% (5)	1.83%	1.74%	1.54	% (5)

Portfolio Turnover Rate (3)	23	% (4)	27%	26%	22	% (4)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(4)	Not Annualized.

(5)	Annualized

See accompanying notes to financial statements.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined, may use alternative market prices provided by a pricing service.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process. The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) where applicable “the size and nature of the Fund’s holdings”; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$139,950,460	$—	$—	$139,950,460
Right	—	575	1,009	1,584
Total	$139,950,460	$575	$1,009	$139,952,044

*	Please refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Rights	Total
Beginning balance 12/31/2023	$1,009	$1,009
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 6/30/2024	$1,009	$1,009

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Abiomed CVR, are as follows: (1) updates from Johnson and Johnson including new clinical trials data (2) the revenue trajectory from Abiomed as an independent public company before the acquisition and (3) existing information about the efficacy and safety of the company’s devices in related indications. A significant series of clinically adverse events associated with the Impella heart pump system could decrease the potential fair value of the CVR.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Novartis A.G CVR, are as follows: (1) updates from Novartis on the efficacy and safety of atrasentan from the phase 3 trial for IgA Nephropathy, (2) FDA communications specific to an NDA filing for atrasentan or more generally about risk mitigation for hepatoxicity of endothelin receptor antagonists, and (3) updates from clinical trials of atrasentan or other pharmaceuticals for the treatment of focal segmental glomerulosclerosis. A significant series of clinically adverse events associated with atrasentan could decrease the potential fair value of the CVR.

The total change in unrealized appreciation or depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2024 was $0 for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2023, or expected to be taken in the Fund’s December 31, 2024, year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $34,027,998 and $31,355,909 respectively. For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $34,235,710 and $34,258,903, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred $75,349 in advisory fees, and $12,667 was due to the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of June 30, 2024, the Plan has not been activated. For the six months ended June 30, 2024, the Fund did not incur any distribution fees.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At June 30, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$127,471,672	$18,733,143	$(6,252,771)	$12,480,372

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2023, and December 31, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$2,335,275	$2,009,423
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,335,275	$2,009,423

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$—	$—	$—	$(13,731,065)	$—	$10,709,428	$(3,021,637)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships, and C-Corporation return of capital distributions.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$6,440,055	$7,291,010	$13,731,065	$—

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid In	Accumulated Earnings
Capital	(Losses)
$7,779,905	$(7,779,905)

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

8.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2024, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
ABIOMED, Inc. - CVR	12/22/2022	56	$431	$431	0.0%
Albireo Pharma, Inc. - CVR	3/3/2023	64	—	138	0.0%
Bristol-Myers Squibb Company CVR	1/23/2024	322	225	225	0.0%
Inhibrx, Inc CVR	5/30/2024	336	212	212	0.0%
Novartis A.G. - CVR	8/11/2023	535	—	578	0.0%
OmniAb, Inc. - Earnout shares	7/7/2021	74	427	167	0.0%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

HUMANKIND BENEFIT CORPORATION

(the “Company)

Privacy Policies and Procedures

The Humankind Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1)       The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)       The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)       The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)       The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Company has adopted the following procedures:

1)       The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)       The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

[18]	Generally, the Fund has institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

3)       The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz
James Katz, Director

Date	8/30/24

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz
James Katz, Principal Executive Officer/President

Date	8/30/2024

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Financial Officer/Treasurer

Date	8/30/2024